Basis of preparation and summary of material accounting policies (Tables)	12 Months Ended
Oct. 31, 2024
IFRS 17 [member]
Statement [Line Items]
Disclosure of the Balance Sheet as a Result of the Retrospective Application of IFRS 17
The impacted lines on the opening November 1, 2022 consolidated balance sheet as a result of the retrospective application of IFRS 17 were as follows:

$ millions	Reported as at October 31, 2022	IFRS 17 transitional adjustments	Restated as at opening November 1, 2022
Assets
Deferred tax assets	$480	$20	$500
Other assets	35,197	(44)	35,153
Liabilities and equity
Other liabilities	$28,072	$32	$28,104
Retained earnings	28,823	(56)	28,767